Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000089997 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Growth Fund
Class Name	Investor Class
Trading Symbol	POLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Growth Fund (Investor Class / POLRX)	$124	1.24%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen Growth Fund (the “Fund”) underperformed the Russell 1000® Growth Index and the S&P 500® Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures) and Health Care also presented a headwind. By contrast, selection in Consumer Discretionary and Communication Services was positive.
  As for sector positioning (a residual of bottom-up stock selection), the overweights to Financials and Health Care represented meaningful headwinds to relative performance.
  The top three relative stock detractors (vs. the Russell 1000® Growth Index) were NVIDIA, ServiceNow, and CoStar Group. Positive relative contributors were Microsoft, Costco Wholesale (not owned), and Home Depot (not owned).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Growth Fund’s Investor Class vs. the S&P 500® Index and the Russell 1000® Growth Index.
Growth of $ 10,000
For the years April 30, 2016 through April 30, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class	-0.39%	0.69%	11.10%
S&P 500® Index*	31.05%	13.14%	15.26%
Russell 1000® Growth Index**	30.63%	13.82%	18.26%
*
The S&P 500® Index is a market capitalization weighted index that measures 500 common equities that are generally representative of the U.S. stock market. The index is maintained by S&P Dow Jones Indices. The performance of an index does not reflect any transaction costs, management fees, or taxes.

**
The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/growth-fund for performance data current to the most recent month-end.
Net Assets	$ 2,164,743,098
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 39,354,982
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$2,164,743,098
Total number of portfolio holdings	27
Total advisory fee paid	$39,354,982
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	35.4%
Financials	15.8%
Health Care	13.2%
Communication Services	13.1%
Consumer Discretionary	12.1%
Industrials	2.4%
Exchange-Traded Funds	6.2%
Short-Term Investment	2.2%
Liabilities in Excess of Other Assets	(0.4)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000089998 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Growth Fund
Class Name	Institutional Class
Trading Symbol	POLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Growth Fund (Institutional Class / POLIX)	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen Growth Fund (the “Fund”) underperformed the Russell 1000® Growth Index and the S&P 500® Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures) and Health Care also presented a headwind. By contrast, selection in Consumer Discretionary and Communication Services was positive.
  As for sector positioning (a residual of bottom-up stock selection), the overweights to Financials and Health Care represented meaningful headwinds to relative performance.
  The top three relative stock detractors (vs. the Russell 1000® Growth Index) were NVIDIA, ServiceNow, and CoStar Group. Positive relative contributors were Microsoft, Costco Wholesale (not owned), and Home Depot (not owned).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Growth Fund’s Institutional Class vs. the S&P 500® Index and the Russell 1000® Growth Index.
Growth of $100,000
For the years April 30, 2016 through April 30, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class	-0.14%	0.94%	11.37%
S&P 500® Index*	31.05%	13.14%	15.26%
Russell 1000® Growth Index**	30.63%	13.82%	18.26%
*
The S&P 500® Index is a market capitalization weighted index that measures 500 common equities that are generally representative of the U.S. stock market. The index is maintained by S&P Dow Jones Indices. The performance of an index does not reflect any transaction costs, management fees, or taxes.

**
The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/growth-fund for performance data current to the most recent month-end.
Net Assets	$ 2,164,743,098
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 39,354,982
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$2,164,743,098
Total number of portfolio holdings	27
Total advisory fee paid	$39,354,982
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	35.4%
Financials	15.8%
Health Care	13.2%
Communication Services	13.1%
Consumer Discretionary	12.1%
Industrials	2.4%
Exchange-Traded Funds	6.2%
Short-Term Investment	2.2%
Liabilities in Excess of Other Assets	(0.4)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000150375 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Global Growth Fund
Class Name	Institutional Class
Trading Symbol	PGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Global Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/global‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Global Growth Fund (Institutional Class / PGIIX)	$103	1.03%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen Global Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”)® Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures), though Financials, Health Care, and Industrials also represented notable headwinds.
  As for sector positioning (a residual of bottom-up stock selection), the overweight to Health Care and underweight to Energy represented meaningful headwinds to relative performance. This was in part offset by the positive impact of being overweight Information Technology and underweight Consumer Staples.
  The top three relative stock detractors (vs. the MSCI ACWI Index) were Paycom Software, CoStar Group, and ServiceNow. Positive relative contributors were Taiwan Semiconductor, Alphabet, and Oracle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Global Growth Fund’s Institutional Class vs. the MSCI All Country World® Index (“ACWI”) (Net Dividend).
Growth of $ 100,000
For the years April 30, 2016 through April 30, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class	-0.34%	0.52%	9.84%
MSCI All Country World® Index (“ACWI”) (Net Dividend)*	31.00%	10.68%	12.25%
*
The MSCI ACWI Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/global-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 142,170,501
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,427,653
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$142,170,501
Total number of portfolio holdings	31
Total advisory fee paid	$2,427,653
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	31.9%
Communication Services	19.5%
Financials	15.6%
Consumer Discretionary	9.9%
Health Care	7.9%
Industrials	6.7%
Consumer, Non-cyclical	4.5%
Exchange-Traded Funds	3.4%
Short-Term Investment	0.3%
Other Assets in Excess of Liabilities	0.3%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000150374 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Global Growth Fund
Class Name	Investor Class
Trading Symbol	PGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Global Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/global‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Global Growth Fund (Investor Class / PGIRX)	$128	1.28%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen Global Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”)® Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures), though Financials, Health Care, and Industrials also represented notable headwinds.
  As for sector positioning (a residual of bottom-up stock selection), the overweight to Health Care and underweight to Energy represented meaningful headwinds to relative performance. This was in part offset by the positive impact of being overweight Information Technology and underweight Consumer Staples.
  The top three relative stock detractors (vs. the MSCI ACWI Index) were Paycom Software, CoStar Group, and ServiceNow. Positive relative contributors were Taiwan Semiconductor, Alphabet, and Oracle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Global Growth Fund’s Investor Class vs. the MSCI All Country World® Index (“ACWI”) (Net Dividend).
Growth of $ 10,000
For the years April 30, 2016 through April 30, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class	-0.62%	0.26%	9.57%
MSCI All Country World® Index (“ACWI”) (Net Dividend)*	31.00%	10.68%	12.25%
*
The MSCI ACWI Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/global-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 142,170,501
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,427,653
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$142,170,501
Total number of portfolio holdings	31
Total advisory fee paid	$2,427,653
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	31.9%
Communication Services	19.5%
Financials	15.6%
Consumer Discretionary	9.9%
Health Care	7.9%
Industrials	6.7%
Consumer, Non-cyclical	4.5%
Exchange-Traded Funds	3.4%
Short-Term Investment	0.3%
Other Assets in Excess of Liabilities	0.3%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000176396 [Member]
Shareholder Report [Line Items]
Fund Name	Polen International Growth Fund
Class Name	Investor Class
Trading Symbol	POIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen International Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/international‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen International Growth Fund (Investor Class / POIRX)	$127	1.35%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen International Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”)®ex US Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures), though Financials, Consumer Discretionary, Health Care, and Industrials also represented notable headwinds.
  As for sector positioning (a residual of bottom-up stock selection), the overweight to Information Technology and to a lesser extent, Consumer Staples, were notable tailwinds for performance. This was modestly offset by the zero exposure to Energy and the overweights to Consumer Discretionary and Health Care.
  The top three relative stock detractors (vs. the MSCI ACWI ex US Index) were SAP, Sage Group, and Monday.com. Positive relative contributors were ASML Holding NV, Tokyo Electron, and ASM International.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen International Growth Fund’s Investor Class vs. the MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend).
Growth of $ 10,000
For the period March 15, 2017* through April 30, 2026
*The Polen International Growth Fund — Investor Class commenced operations on March 15, 2017.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class	-11.64%	-5.05%	2.78%*
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)**	32.20%	8.38%	9.04%***
*	The Polen International Growth Fund — Investor Class commenced operations on March 15, 2017.
**
The MSCI ACWI ex USA Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries (excluding the U.S.). The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Mar. 15, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/international-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 28,950,544
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 972,490
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$28,950,544
Total number of portfolio holdings	29
Total advisory fee paid, net	$972,490
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	35.4%
Financials	14.8%
Communication Services	13.8%
Industrials	12.0%
Consumer Discretionary	7.7%
Health Care	7.5%
Consumer, Non-cyclical	3.3%
Short-Term Investment	2.4%
Other Assets in Excess of Liabilities	3.1%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000176395 [Member]
Shareholder Report [Line Items]
Fund Name	Polen International Growth Fund
Class Name	Institutional Class
Trading Symbol	POIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen International Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/international‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen International Growth Fund (Institutional Class / POIIX)	$104	1.10%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen International Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”)®ex US Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures), though Financials, Consumer Discretionary, Health Care, and Industrials also represented notable headwinds.
  As for sector positioning (a residual of bottom-up stock selection), the overweight to Information Technology and to a lesser extent, Consumer Staples, were notable tailwinds for performance. This was modestly offset by the zero exposure to Energy and the overweights to Consumer Discretionary and Health Care.
  The top three relative stock detractors (vs. the MSCI ACWI ex US Index) were SAP, Sage Group, and Monday.com. Positive relative contributors were ASML Holding NV, Tokyo Electron, and ASM International.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen International Growth Fund’s Institutional Class vs. the MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend).
Growth of $ 100,000
For the period December 30, 2016* through April 30, 2026
*The Polen International Growth Fund — Institutional Class commenced operations on December 30, 2016.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class	-11.44%	-4.81%	3.93%*
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)**	32.20%	8.38%	9.53%***
*	The Polen International Growth Fund — Institutional Class commenced operations on December 30, 2016.
**
The MSCI ACWI ex USA Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries (excluding the U.S.). The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/international-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 28,950,544
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 972,490
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$28,950,544
Total number of portfolio holdings	29
Total advisory fee paid, net	$972,490
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	35.4%
Financials	14.8%
Communication Services	13.8%
Industrials	12.0%
Consumer Discretionary	7.7%
Health Care	7.5%
Consumer, Non-cyclical	3.3%
Short-Term Investment	2.4%
Other Assets in Excess of Liabilities	3.1%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000194993 [Member]
Shareholder Report [Line Items]
Fund Name	Polen 5Perspectives Small Growth Fund
Class Name	Institutional Class
Trading Symbol	PBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen 5Perspectives Small Growth Fund (formerly, the Polen U.S. Small Company Growth Fund) (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/5perspectives‑small‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/5perspectives‑small‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen 5Perspectives Small Growth Fund (Institutional Class / PBSIX)	$140	1.10%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen 5Perspectives Small Growth Fund (the “Fund”) outperformed the Russell 2000® Growth Index.
  Stock selection in the Industrials sector was the primary contributor to relative performance, though to a lesser extent Communication Services and Consumer Staples also contributed. By contrast, selection in Financials, Health Care, Consumer Discretionary, and Materials weighed on results.
  As for sector positioning (a residual of bottom-up stock selection), the overweights to Industrials and the underweights to Information Technology, Health Care, and Financials benefitted relative results. The underweight to Energy represented a modest headwind to relative performance.
  The top three relative stock contributors (vs. the Russell 2000® Growth Index) were Bloom Energy, Powell Industries, and Argan. The bottom three relative stock detractors were Figure Technology, Stride, and EXLService Holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen 5Perspectives Small Growth Fund’s Institutional Class vs. the Russell 3000® Index and the Russell 2000® Growth Index.
Growth of $ 100,000
For the period November 1, 2017* through April 30, 2026
*The Polen 5Perspectives Small Growth Fund — Institutional Class commenced operations on November 1, 2017.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class	54.12%	1.39%	9.28%*
Russell 3000® Index**	31.01%	11.91%	14.09%***
Russell 2000® Growth Index****	42.64%	4.00%	9.16%***
*	The Polen 5Perspectives Small Growth Fund — Institutional Class commenced operations on November 1, 2017.
**	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
****
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/5perspectives-small-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 61,358,067
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 163,235
Investment Company Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$61,358,067
Total number of portfolio holdings	86
Total advisory fee paid, net	$163,235
Portfolio turnover rate as of the end of the reporting period	232%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	38.1%
Information Technology	24.0%
Health Care	15.9%
Consumer Discretionary	9.0%
Financials	4.2%
Communication Services	3.7%
Energy	3.0%
Materials	0.8%
Real Estate	0.7%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(0.5)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000194994 [Member]
Shareholder Report [Line Items]
Fund Name	Polen 5Perspectives Small Growth Fund
Class Name	Investor Class
Trading Symbol	PBSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen 5Perspectives Small Growth Fund (formerly, the Polen U.S. Small Company Growth Fund) (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/5perspectives‑small‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/5perspectives‑small‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen 5Perspectives Small Growth Fund (Investor Class / PBSRX)	$171	1.35%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen 5Perspectives Small Growth Fund (the “Fund”) outperformed the Russell 2000® Growth Index.
  Stock selection in the Industrials sector was the primary contributor to relative performance, though to a lesser extent Communication Services and Consumer Staples also contributed. By contrast, selection in Financials, Health Care, Consumer Discretionary, and Materials weighed on results.
  As for sector positioning (a residual of bottom-up stock selection), the overweights to Industrials and the underweights to Information Technology, Health Care, and Financials benefitted relative results. The underweight to Energy represented a modest headwind to relative performance.
  The top three relative stock contributors (vs. the Russell 2000® Growth Index) were Bloom Energy, Powell Industries, and Argan. The bottom three relative stock detractors were Figure Technology, Stride, and EXLService Holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen 5Perspectives Small Growth Fund’s Investor Class vs. the Russell 3000® Index and the Russell 2000® Growth Index.
Growth of $ 10,000
For the period February 8, 2019* through April 30, 2026
*The Polen 5Perspectives Small Growth Fund — Investor Class commenced operations on February 8, 2019.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class	53.84%	1.14%	8.54%*
Russell 3000® Index**	31.01%	11.91%	15.63%***
Russell 2000® Growth Index****	42.64%	4.00%	10.19%***
*	The Polen 5Perspectives Small Growth Fund — Investor Class commenced operations on February 8, 2019.
**	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
****
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

Performance Inception Date	Feb. 08, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/5perspectives-small-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 61,358,067
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 163,235
Investment Company Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$61,358,067
Total number of portfolio holdings	86
Total advisory fee paid, net	$163,235
Portfolio turnover rate as of the end of the reporting period	232%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	38.1%
Information Technology	24.0%
Health Care	15.9%
Consumer Discretionary	9.0%
Financials	4.2%
Communication Services	3.7%
Energy	3.0%
Materials	0.8%
Real Estate	0.7%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(0.5)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000227429 [Member]
Shareholder Report [Line Items]
Fund Name	Polen 5Perspectives Small Growth Fund
Class Name	Class Y
Trading Symbol	PBSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen 5Perspectives Small Growth Fund (formerly, the Polen U.S. Small Company Growth Fund) (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/5perspectives‑small‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/5perspectives‑small‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen 5Perspectives Small Growth Fund (Class Y / PBSYX)	$127	1.00%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen 5Perspectives Small Growth Fund (the “Fund”) outperformed the Russell 2000® Growth Index.
  Stock selection in the Industrials sector was the primary contributor to relative performance, though to a lesser extent Communication Services and Consumer Staples also contributed. By contrast, selection in Financials, Health Care, Consumer Discretionary, and Materials weighed on results.
  As for sector positioning (a residual of bottom-up stock selection), the overweights to Industrials and the underweights to Information Technology, Health Care, and Financials benefitted relative results. The underweight to Energy represented a modest headwind to relative performance.
  The top three relative stock contributors (vs. the Russell 2000® Growth Index) were Bloom Energy, Powell Industries, and Argan. The bottom three relative stock detractors were Figure Technology, Stride, and EXLService Holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $1,000,000 investment in Polen 5Perspectives Small Growth Fund’s Class Y vs. the Russell 3000® Index and the Russell 2000® Growth Index.
Growth of $ 1,000,000
For the period June 1, 2021* through April 30, 2026
*The Polen 5Perspectives Small Growth Fund — Class Y commenced operations on June 1, 2021.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Class Y	54.29%	1.99%*
Russell 3000® Index**	31.01%	12.02%***
Russell 2000® Growth Index****	42.64%	4.62%***
*	The Polen 5Perspectives Small Growth Fund — Class Y commenced operations on June 1, 2021.
**	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
****
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

Performance Inception Date	Jun. 01, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/5perspectives-small-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 61,358,067
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 163,235
Investment Company Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$61,358,067
Total number of portfolio holdings	86
Total advisory fee paid, net	$163,235
Portfolio turnover rate as of the end of the reporting period	232%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	38.1%
Information Technology	24.0%
Health Care	15.9%
Consumer Discretionary	9.0%
Financials	4.2%
Communication Services	3.7%
Energy	3.0%
Materials	0.8%
Real Estate	0.7%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(0.5)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000217916 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Emerging Markets Growth Fund
Class Name	Institutional Class
Trading Symbol	PGEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Emerging Markets Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/emerging‑markets‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/emerging‑markets‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Emerging Markets Growth Fund (Institutional Class / PGEIX)	$150	1.25%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  For the 12 months ending April 30, 2026, the Polen Emerging Markets Growth Fund (the “Fund”) underperformed the MSCI Emerging Markets Index Net Dividends.
  Negative relative performance was driven by the Fund’s underweight and stock selection in Information Technology, which more than offset positive stock selection in Financials.
  The reporting period reflected a rebound in Chinese equities, followed by challenges in the latter part of 2025 stemming from the Fund’s underweight exposure to AI-related companies. Performance strengthened notably at the start of 2026, supported by the closing of this underweight position alongside positive stock selection.
  The top relative stock detractors were SK Hynix, Wizz Air, and TOTVS, while the top relative contributors were Accton Technology, SK Square, and Sanil Electric.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Emerging Markets Growth Fund’s Institutional Class vs. the MSCI Emerging Markets® Index (Net Dividend).
Growth of $100,000
For the period October 16, 2020* through April 30, 2026
*The Polen Emerging Markets Growth Fund — Institutional Class commenced operations on October 16, 2020.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class	40.37%	2.52%	3.67%*
MSCI Emerging Markets® Index (Net Dividend)**	46.68%	6.05%	9.10%***
*	The Polen Emerging Markets Growth Fund — Institutional Class commenced operations on October 16, 2020.
**
The MSCI Emerging Markets Index is a market capitalization weighted equity index that measures the performance of the large and mid-cap segments across emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Oct. 16, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/emerging-markets-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 4,867,650
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$4,867,650
Total number of portfolio holdings	37
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	44.9%
Industrials	17.8%
Financials	10.7%
Consumer Discretionary	9.2%
Communication Services	6.9%
Consumer Staples	3.2%
Health Care	3.2%
Materials	2.2%
Energy	1.3%
Short-Term Investment	4.5%
Liabilities in Excess of Other Assets	(3.9)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period On June 16, 2026, the Fund’s Board of Trustee approved a plan to liquidate and terminate the Fund, which is expected to occur on or about July 31, 2026.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000243194 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Opportunistic High Yield Fund
Class Name	Institutional Class
Trading Symbol	DDJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Opportunistic High Yield Fund (Institutional Class / DDJCX)	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2026, the Polen Opportunistic High Yield Fund’s Institutional share Class (DDJCX) returned 5.52% net of fees versus 7.66% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  Relative performance benefited from the fund’s income advantage and shorter duration amid rising U.S. Treasury yields.
  The Fund’s holdings in the Telecommunications, Retail and Capital Goods sectors.
  The three largest absolute contributors were Dexko Global, Infinite Electronics and Asurion.
  The three largest relative contributors were Dexko Global, Skechers and Infinite Electronics.
Top Detractors to Performance
  The Fund’s overweight to CCC-rated credits and corresponding underweight to BB-rated credits.
  Holdings across the CCC-rated spectrum were the largest detractors.
  The Fund’s underweight in the Energy sector and overweight to the Capital Goods and Technology & Electronics sectors.
  The Fund’s holdings in the Basic Industry, Healthcare, Automotive and Media sectors lagged.
  The three largest absolute detractors were Oldcastle BuildingEnvelope, RealTruck Group and Eyecare Partners.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Opportunistic High Yield Fund’s Institutional Class vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 100,000
For the years September 30, 2016 through April 30, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class	5.52%	3.24%	4.82%
Bloomberg U.S. Universal Index*	4.59%	0.54%	2.07%
ICE BofA U.S. High Yield Index*	7.66%	7.80%	7.28%
*
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund for performance data current to the most recent month-end.
Net Assets	$ 297,721,322
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 2,053,616
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$297,721,322
Total number of portfolio holdings	135
Total advisory fee paid, net	$2,053,616
Portfolio turnover rate as of the end of the reporting period	74%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.6%
Consumer, Cyclical	14.5%
Industrials	12.0%
Communication Services	11.7%
Materials	11.2%
Information Technology	10.4%
Financials	7.0%
Energy	4.8%
Consumer Discretionary	2.6%
Asset Backed Securities	0.9%
Health Care	0.1%
Other Assets in Excess of Liabilities	3.2%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000243192 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Opportunistic High Yield Fund
Class Name	Investor Class
Trading Symbol	DDJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Opportunistic High Yield Fund (Investor Class / DDJRX)	$117	1.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2026, the Polen Opportunistic High Yield Fund’s Investor share class (DDJRX) returned 5.16% net of fees versus 7.66% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  Relative performance benefited from the fund’s income advantage and shorter duration amid rising U.S. Treasury yields.
  The Fund’s holdings in the Telecommunications, Retail and Capital Goods sectors.
  The three largest absolute contributors were Dexko Global, Infinite Electronics and Asurion.
  The three largest relative contributors were Dexko Global, Skechers and Infinite Electronics.
Top Detractors to Performance
  The Fund’s overweight to CCC-rated credits and corresponding underweight to BB-rated credits.
  Holdings across the CCC-rated spectrum were the largest detractors.
  The Fund’s underweight in the Energy sector and overweight to the Capital Goods and Technology & Electronics sectors.
  The Fund’s holdings in the Basic Industry, Healthcare, Automotive and Media sectors lagged.
  The three largest absolute detractors were Oldcastle BuildingEnvelope, RealTruck Group and Eyecare Partners.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Opportunistic High Yield Fund’s Investor Class vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 10,000
For the years September 30, 2016 through April 30, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class	5.16%	2.93%	4.49%
Bloomberg U.S. Universal Index*	4.59%	0.54%	2.07%
ICE BofA U.S. High Yield Index*	7.66%	7.80%	7.28%
*
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund for performance data current to the most recent month-end.
Net Assets	$ 297,721,322
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 2,053,616
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$297,721,322
Total number of portfolio holdings	135
Total advisory fee paid, net	$2,053,616
Portfolio turnover rate as of the end of the reporting period	74%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.6%
Consumer, Cyclical	14.5%
Industrials	12.0%
Communication Services	11.7%
Materials	11.2%
Information Technology	10.4%
Financials	7.0%
Energy	4.8%
Consumer Discretionary	2.6%
Asset Backed Securities	0.9%
Health Care	0.1%
Other Assets in Excess of Liabilities	3.2%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000243193 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Opportunistic High Yield Fund
Class Name	Class Y
Trading Symbol	DDJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Opportunistic High Yield Fund (Class Y / DDJIX)	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2026, the Polen Opportunistic High Yield Fund’s Class Y share class (DDJIX) returned 5.52% net of fees versus 7.66% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  Relative performance benefited from the fund’s income advantage and shorter duration amid rising U.S. Treasury yields.
  The Fund’s holdings in the Telecommunications, Retail and Capital Goods sectors.
  The three largest absolute contributors were Dexko Global, Infinite Electronics and Asurion.
  The three largest relative contributors were Dexko Global, Skechers and Infinite Electronics.
Top Detractors to Performance
  The Fund’s overweight to CCC-rated credits and corresponding underweight to BB-rated credits.
  Holdings across the CCC-rated spectrum were the largest detractors.
  The Fund’s underweight in the Energy sector and overweight to the Capital Goods and Technology & Electronics sectors.
  The Fund’s holdings in the Basic Industry, Healthcare, Automotive and Media sectors lagged.
  The three largest absolute detractors were Oldcastle BuildingEnvelope, RealTruck Group and Eyecare Partners.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $1,000,000 investment in Polen Opportunistic High Yield Fund’s Class Y vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 1,000,000
For the years September 30, 2016 through April 30, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class Y	5.52%	3.29%	4.84%
Bloomberg U.S. Universal Index*	4.59%	0.54%	2.07%
ICE BofA U.S. High Yield Index*	7.66%	7.80%	7.28%
*
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund for performance data current to the most recent month-end.
Net Assets	$ 297,721,322
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 2,053,616
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$297,721,322
Total number of portfolio holdings	135
Total advisory fee paid, net	$2,053,616
Portfolio turnover rate as of the end of the reporting period	74%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.6%
Consumer, Cyclical	14.5%
Industrials	12.0%
Communication Services	11.7%
Materials	11.2%
Information Technology	10.4%
Financials	7.0%
Energy	4.8%
Consumer Discretionary	2.6%
Asset Backed Securities	0.9%
Health Care	0.1%
Other Assets in Excess of Liabilities	3.2%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.